Borrowings (Operating Loan Agreement) (Details) (Operating Loan Agreement [Member], USD $)	12 Months Ended
Dec. 31, 2010
Operating Loan Agreement [Member]
Short-term Debt [Line Items]
Maximum borrowing capacity	$ 400,000
Borrowing base, percent of eligible canadian accounts receivable	75.00%
Borrowing base, percent of eligible us accounts receivable	60.00%
Outstanding borrowings	$ 400,000
Variable rate basis	bank’s prime rate
Basis spread on variable rate	1.50%